Note 2 - Earnings Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Earnings Per Share (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	31,949	46,451	58,581
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 17.55	$ 17.55	$ 17.55
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 40.24	$ 40.24	$ 40.24
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	9,154	7,871	7,178
Employee Stock Option [Member]
Note 2 - Earnings Per Share (Details) [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	27,250	28,282	39,808